RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

DDL has a service agreement with Nemaura Pharma Limited (“Pharma”), an entity controlled by the Company’s President and Chief Executive officer, to provide development, manufacture, and regulatory approval process under Pharma’s ISO13485 accreditation. Pharma invoices DDL for these services on a cost-plus basis.

The table below provides a summary of activity between the Company and Pharma for the nine months ended December 31, 2022 and 2021, and the year ended March 31, 2022.

	Nine Months Ended December 31, 2022 (unaudited)	Nine Months Ended December 31, 2021 (unaudited)	Year Ended March 31, 2022
Due to (from) related parties at beginning of period	$(101,297)	$148,795	$148,795
Amounts invoiced by Pharma to DDL	2,833,546	2,114,801	3,245,985
Amounts invoiced by DDL to Pharma	(3,159)	(2,495)	(2,495)
Amounts paid by DDL to Pharma	(2,785,487)	(2,316,544)	(3,492,962)
Foreign exchange differences	31,077	(97,149)	(620)
Due to (from) related parties at end of period	$(25,320)	$(152,592)	$(101,297)

NOTE 9 – RELATED PARTY TRANSACTIONS

Nemaura Pharma Limited (“Pharma”), Black and White Health Care Limited (“B&W”) and NDM Technologies Limited (“NDM”) are entities controlled by the Company’s chief executive officer and majority shareholder, D.F.H. Chowdhury.

Pharma has a service agreement with DDL, to undertake development, manufacture, and regulatory approvals under Pharma’s ISO13485 Accreditation. In lieu of these services, Pharma invoices DDL on a periodic basis for said services. Services are provided at cost plus a service surcharge amounting to less than 10% of the total costs incurred.

The following is a summary of activity between the Company and Pharma, B&W and NDM for the years ended March 31, 2022 and 2021:

	March 31,
	2022 ($)	2021 ($)
Liability due to related parties at beginning of year	148,795	830,093
Amounts invoiced by Pharma to DDL, NM and TCL (1)	3,245,985	2,441,108
Amounts invoiced by DDL to Pharma	(2,495)	(17,213)
Amounts repaid by DDL to Pharma	(3,492,962)	(3,209,084)
Foreign exchange differences	(620)	103,891
(Receivable)/Liability due (from) to related parties at end of year	(101,297)	148,795

(1)	These invoiced amounts primarily relate to research and development expenses.

All related party transactions relate to operating activities in the years ended March 31, 2022 and 2021.